Significant accounting principles	12 Months Ended
Dec. 31, 2019
Significant accounting principles [Abstract]
Significant accounting principles
Note 2 – Significant accounting principles

Statement of compliance

The DHT Holdings, Inc. consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Basis of preparation

The financial statements have been prepared on a historical cost basis, except for derivative financial instruments that have been measured at fair value.  Historical cost is generally based on the fair value of the consideration given in exchange for assets.

The principal accounting policies are set out below.

Basis of consolidation

The consolidated financial statements comprise the financial statements of the Company and entities controlled by the Company (and its subsidiaries).  Unless otherwise specified, all subsequent references to the “Company” refer to DHT and its subsidiaries.  Control is achieved where the Company has power over the investee, is exposed or has the rights to variable returns from its investment with an entity and has the ability to affect those returns through its power over the entity.

The results of subsidiaries acquired or disposed during the year are included in the consolidated financial statements from the effective date of acquisition or up to the effective date of disposal, as appropriate.

The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies.  All intercompany balances and transactions have been eliminated upon consolidation.

Acquisitions made by the Company which do not qualify as a business combination under IFRS 3, “Business Combinations,” are accounted for as asset acquisitions.

Business combinations

Acquisitions of businesses are accounted for using the acquisition method.  The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Company, liabilities incurred by the Company to the former owners of the acquiree and the equity interests issued by the Company in exchange for control of the acquiree.  Acquisition-related costs are generally recognized in profit or loss as incurred.

At the acquisition date, the identifiable assets, liabilities and contingent liabilities that meet the conditions for recognition are recognized at their fair value, except for non-current assets that are classified as held for sale and are recognized at the lower of carrying amount and fair value less cost to sell, and deferred tax assets and liabilities which are recognized at nominal value.

Goodwill arising on acquisition is recognized as an asset measured at the excess of the sum of the consideration transferred, the fair value of any previously held equity interest and the amount of any non-controlling interests in the acquiree over the net amounts of the identifiable assets acquired and the liabilities assumed.  If, after reassessment, the Company’s interest in the net fair value of the acquiree’s identifiable assets, liabilities and contingent liabilities exceed the total consideration of the business combination, the excess is recognized in the income statement immediately.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Company reports provisional amounts for the items for which the accounting is incomplete.  Those provisional amounts are adjusted during the measurement period, or additional assets or liabilities are recognized, to reflect new information obtained about facts or circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized at that date.

Investments in associates

An associated company is an entity over which the Company has significant influence and that is not a subsidiary or a joint arrangement.  Significant influence is the power to participate in the financial and operating policy decisions of the investee but without the ability to have control over those policies.  Significant influence normally exists when the Company has 20% to 50% of the voting rights unless other terms and conditions affect the Company’s influence.

The investments in associates are accounted for using the equity method.  Such investments are initially recognized at cost.  Cost includes the purchase price and other costs directly attributable to the acquisition such as professional fees and transaction costs.

Under the equity method the interest in the investment is based on the Company’s proportional share of the associate’s equity, including any excess value and goodwill.  The Company recognizes its share of net income, including depreciation and amortization of excess values and impairment losses, in “Share of profit from associated companies”.

The financial statements of the associate are prepared for the same reporting period as the Company.  When necessary, adjustments are made to bring the accounting policies in line with those of the Company.

After application of the equity method, the Company determines whether it is necessary to recognize an impairment loss.

Cash and cash equivalents

Interest-bearing deposits that are highly liquid investments and have a maturity of three months or less when purchased are included in cash and cash equivalents.  Cash and cash equivalents are recorded at their nominal amount on the statement of financial position.

Vessels

Vessels are stated at historical cost, less accumulated depreciation and accumulated impairment losses.  For vessels purchased, these costs include expenditures that are directly attributable to the acquisition of these vessels.  Depreciation is calculated on a straight-line basis over the useful life of the vessels, taking residual values into consideration, and adjusted for impairment charges or reversal of prior impairment charges, if any.

The estimated useful lives and residual values are reviewed at least at each year end, with the effect of any changes in estimate accounted for on a prospective basis.  We assume an estimated useful life of 20 years.  Each vessel’s residual value is equal to the product of its lightweight tonnage and an estimated scrap rate per ton.

Capitalized drydocking costs are depreciated on a straight-line basis from the completion of a drydocking to the estimated completion of the next drydocking.

Capitalized scrubber costs are depreciated on a straight-line basis from the time of installation of the equipment to the end of the estimated useful life.

Vessels under construction - pre-delivery installments

The initial pre-delivery installments made for vessels are recorded in the statement of financial position as “Advances for vessels under construction” under Non-current assets. Vessels under construction are presented at cost less identified impairment losses, if any.  Costs relating to vessels under construction include pre-delivery installments to the shipyard and other vessel costs incurred during the construction period that are directly attributable to construction of the vessels, including borrowing costs, if any, incurred during the construction period.

Advances for vessel upgrades

Advances related to scrubber retrofits and capital expenditures are recorded in the statement of financial position as “Advances for vessel upgrades” under Non-current assets. Advances for vessel upgrades will be capitalized and moved to “Vessels and time charter contracts” under Non-current assets upon completion of maintenance or completion of installation.

Docking and survey expenditure

The Company’s vessels are required to be drydocked every 30 to 60 months.  The Company capitalizes drydocking costs as part of the relevant vessel and depreciates those costs on a straight-line basis from the completion of a drydocking to the estimated completion of the next drydocking.  The residual value of such capital expenses is estimated at nil.  Drydock costs include a variety of costs incurred during the drydock project, including expenses related to the drydock preparations, tank cleaning, gas-freeing and re-inerting, purchase of spare parts, stores and services, port expenses at the drydock location, general shipyard expenses, expenses related to hull and outfitting, external surfaces and decks, cargo- and ballast tanks, engines, cargo systems, machinery, equipment and safety equipment on board the vessel as well as classification, Condition Assessment Programme surveys and regulatory requirements.  Costs related to ordinary maintenance performed during drydocking are charged to the income statement as part of vessel operating expenses for the period in which they are incurred.

Vessels held for sale

Vessels are classified separately as held for sale as part of current assets in the statement of financial position when their carrying amount will be recovered through a sale of transaction rather than continuing use. For this to be the case, the asset must be available for immediate sale in its present condition and its sale must be highly probable. For the sale to be highly probable, the appropriate level of management must be committed to a plan to sell the asset, and an active programme to locate a buyer and complete the plan must have been initiated. Further, the asset must be actively marketed for sale at a price that is reasonable in relation to its current fair value. In addition, the sale should be expected to qualify for recognition as a completed sale within one year from the date of classification. The probability of shareholders’ approval should be considered as part of the assessment of whether the sale is highly probable. Vessels classified as held for sale are measured at the lower of their carrying amount and fair value less cost to sell.

Impairment of vessels

The carrying amounts of vessels held and used are reviewed for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be fully recoverable.  An asset’s recoverable amount is the higher of an asset’s or cash generating unit’s (“CGU”) fair value less cost of disposal based on third-party broker valuations and its value in use and is determined for each individual asset, unless the asset does not generate cash inflows that are largely independent of those other assets or groups of assets.  The Company views each vessel as a separate CGU.  Where the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.  Such impairment is recognized in the income statement.  In assessing value in use, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

The Company assesses at each reporting date if there is any indication that an impairment recognized in prior period may no longer exist or may have decreased.  A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the recoverable amount, however, not to an extent higher than the carrying amount that would have been determined, had no impairment loss been recognized in prior years.  Such reversals are recognized in the income statement.

Property, plant and equipment other than vessels

Property, plant and equipment are stated at historical cost less accumulated depreciation and any impairment charges.  Depreciations are calculated on a straight-line basis over the asset’s expected useful life and adjusted for any impairment charges.  Expected useful life is five years for furniture and fixtures and three years for computer equipment and software.  Expected useful lives are reviewed annually.  Ordinary repairs and maintenance costs are charged to the income statement during the financial period in which they are incurred.  Major assets with different expected useful lives are reported as separate components.  Property, plant and equipment are reviewed for potential impairment whenever events or changes in circumstances indicate that the carrying amount of an asset exceeds its recoverable amount.  The difference between an asset’s carrying amount and its recoverable amount is recognized in the income statement as impairment.  Property, plant and equipment that suffered impairment are reviewed for possible reversal of the impairment at each reporting date.

Bunkers

Bunkers is stated at the lower of cost and net realizable value.  Cost is determined using the FIFO method and includes expenditures incurred in acquiring the bunkers and delivery cost less discounts.

Leases

Effective from January 1, 2019, the Company adopted the new accounting standard IFRS 16 using the modified retrospective method. IFRS 16 introduced a comprehensive model for the identification of lease arrangements and accounting treatments for both lessors and lessees. The Company currently has one category of lease related to leased office space in Monaco, Singapore and Norway where the Company is a lessee.

The Company assesses whether a contract is or contains a lease at inception of the contract. The Company recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low-value assets. For these leases, the Company recognizes the lease payment as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.

The lease liability is initially measured at present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate.

Subsequently, the lease liability is measured by increasing the carrying amount to reflect interest on the lease liability (using an effective interest method) and by reducing the carrying amount to reflect the lease payments made.

The Company remeasures the lease liability (and makes a corresponding adjustment to the related right –of-use asset) whenever:

•
The lease term has changed or there is a significant event or change in circumstances resulting in a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.

•
The lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using an unchanged discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used).

•
A lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.

•
The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, less any lease incentives received and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses.

•
Right-of-use assets are depreciated over the shorter period of lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Company expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.

Revenue and expense recognition

The Company recognizes revenue from the following major sources:

•	Revenue from time charters

•	Revenue from spot charters

Revenues from time charters are accounted for as operating leases and are thus recognized on a straight-line basis over the rental periods of such charters.  Revenue is recognized from delivery of the vessel to the charterer until the end of the lease term.

Effective from January 1, 2018, the Company adopted IFRS 15 Revenue from Contracts with Customers using the modified retrospective method. The Company recognized the cumulative effect of initially applying the new revenue standard as an adjustment to the opening balance of accumulated deficit. The comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods.

Revenue is measured based on the consideration to which the Company expects to be entitled in a contract with a customer and excludes amounts collected on behalf of third parties. The Company recognizes revenue when it transfers control of a product or service to a customer.

For vessels operating on spot charters, voyage revenues are, under the new revenue standard, recognized ratably over the estimated length of each voyage, calculated on a load-to-discharge basis.

Voyage expenses are capitalized between the previous discharge port, or contract date if later, and the next load port if they qualify as fulfilment cost under IFRS 15. To recognize costs incurred to fulfil a contract as an asset, the following criteria shall be met: (i) the costs relate directly to the contract, (ii) the costs generate or enhance resources of the entity that will be used in satisfying performance obligations in the future and (iii) the costs are expected to be recovered.

Vessel expenses are expensed when incurred and include crew costs, vessel stores and supplies, lubricating oils, maintenance and repairs, insurance and communication costs.

Effective from January 1, 2019, the Company adopted IFRS 16 Leasing using the modified retrospective method. IFRS 16 introduced a comprehensive model for the identification of lease arrangements and accounting treatments for both lessors and lessees. For vessels on time charters, where the company is a lessor, the time charter contract contains a lease component, which is the right to use the specified ship, and a non-lease component, which is the operation and maintenance of the ship. Technical management service components are accounted for in accordance with IFRS 15 and the lease components are accounted for in accordance with IFRS 16. The service elements are recognized as revenue as the service is being delivered (over time) and the timing of this coincides with timing of revenue recognized for the leasing element as per IFRS 16.

The Company has entered into time charters where the Company has the opportunity to earn additional hire when vessel earnings exceed the basic hire amounts set forth in the charters. Additional hire, if any, is calculated and paid either monthly, quarterly or semi-annually in arrears and recognized as revenue in the period in which it was earned in accordance with IFRS 16.

Financial liabilities

Financial liabilities are classified as either financial liabilities “at fair value through profit or loss” (FVTPL) or “other financial liabilities”.  The FVTPL category comprises the Company’s derivatives.  Other financial liabilities of the Company are classified as “other financial liabilities”.

(a)	Other financial liabilities

Other financial liabilities, including debt, are initially measured at fair value, net of transaction costs.  Other financial liabilities are subsequently measured at amortized cost using the effective interest method, with interest expense recognized on an effective yield basis.

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period.  The effective interest rate is the rate that discounts estimated future cash payments through the expected life of the financial liability, or, where appropriate, a shorter period.

(b)	Derivatives

The Company uses interest rate swaps to convert part of the interest-bearing debt from floating to fixed rate.

Derivatives are initially recognized at fair value at the date a derivative contract is entered into and are subsequently re-measured to their fair value at each reporting date.  The resulting gain and loss is recognized in profit or loss immediately.

Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction in the principal (or most advantageous) market at the measurement date under current market conditions.  Fair value is an exit price regardless of whether that price is directly observable or estimated using another valuation technique.

Financial assets – receivables

Trade receivables are measured at amortized cost using the effective interest method, less any impairment.  Normally the interest element could be disregarded since the receivables are short term.  The Company regularly reviews its accounts receivables and estimates the amount of uncollectible receivables each period and establishes an allowance for uncollectible amounts.  The amount of the allowance is based on the age of unpaid amounts, information about the current financial strength of customers and other relevant information.

Derecognition of financial assets and financial liabilities

The Company derecognizes a financial asset only when the contractual rights to cash flows from the asset expire, or when it transfers the financial asset and substantially all risks and reward of ownership of the asset to another entity.

The Company derecognizes financial liabilities when, and only when, the Company’s obligations are discharged, cancelled or expire.

Foreign currency

The functional currency of the Company and each of the Vessel Subsidiaries is the U.S. dollar.  This is because the Company’s vessels operate in international shipping markets, in which revenues and expenses are settled in U.S. dollars, and the Company’s most significant assets and liabilities in the form of vessels and related liabilities are denominated in U.S. dollars.  For the purposes of presenting these consolidated financial statements, the assets and liabilities of the Company’s foreign operations are translated into U.S. dollar using exchange rates prevailing at the end of each reporting period.  Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuates significantly during the period, in which case the exchange rates at the date of the transactions are used.  Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in equity.

Classification in the Statement of Financial Position

Current assets and current liabilities include items due less than one year from the reporting date, and items related to the operating cycle, if longer, and those primarily held for trading.  The current portion of long-term debt is included as current liabilities.  Other assets than those described above are classified as non-current assets.

Where the Company holds a derivative as an economic hedge (even if hedge accounting is not applied) for a period beyond 12 months after the reporting date, the derivative is classified as non-current (or separated into current and non-current).

Related parties

Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions.  Parties are related if they are subject to common control or common significant influence.  Key management personnel of the Company are also related parties.  All transactions between the related parties are recorded at estimated market value.

Taxes

The Company is a foreign corporation that is not subject to United States federal income taxes.  Further, the Company is not subject to income taxes or tax reporting requirements imposed by the Marshall Islands, the country in which it is incorporated.

The Monegasque management company, DHT Management S.A.M., is subject to taxation in Monaco, the Norwegian management company, DHT Management AS, is subject to taxation in Norway and the companies in Singapore, DHT Ship Management (Singapore) Pte. Ltd., DHT Chartering (Singapore) Pte. Ltd. and DHT Management Pte. Ltd., are subject to taxation in Singapore.

Income tax expense represents the sum of the taxes currently payable and deferred tax.  Taxes payable are provided based on taxable profits at the current tax rate.  Deferred taxes are recognized on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit.  Deferred tax liabilities are generally recognized for all temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized.

Stock Compensation

Employees of the Company receive remuneration in the form of restricted common stock that is subject to vesting conditions. Equity-settled share-based payment is measured at the fair value of the equity instrument at the grant date.

The fair value determined at the grant date is expensed on a straight-line basis over the vesting period, based on the Company’s estimate of equity instruments that will eventually vest.

Pension

For defined benefit retirement plans, the cost of providing benefits is determined using the projected unit credit method, with actuarial valuations being carried out at the end of each reporting period.  Remeasurement, comprising actuarial gains and losses, the effect of the changes to the asset ceiling (if applicable) and the return on plan assets (excluding interest), is reflected immediately in the statement of financial position with a charge or credit recognized in other comprehensive income in the period in which it occurs.  Remeasurement recognized in other comprehensive income is reflected immediately in retained earnings and will not be reclassified to profit or loss.  Past service cost is recognized in profit or loss in the period of a plan amendment.  Net interest is calculated by applying the discount rate at the beginning of the period to the net defined benefit liability or asset.

The retirement benefit obligation recognized in the consolidated statement of financial position represents the actual deficit or surplus in the group’s defined benefit plan.  Any surplus resulting from this calculation is limited to the present value of any economic benefit available in the form of refunds from the plans or reductions in future contributions to the plans.

Segment information

The Company has only one operating segment, and consequently does not provide segment information, except for the entity-wide disclosures required.

Use of estimates

The preparation of financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from those estimates.  Areas where significant estimates have been applied are:

•
Depreciation: As described above, the Company reviews estimated useful lives and residual values each year.  Estimated useful lives may change due to changed end-user requirements, costs related to maintenance and upgrades, technological development and competition as well as industry, environmental and legal requirements.  In addition, residual value may vary due to changes in market prices on scrap. The estimated depreciation period applied to the scrubbers is based on expected future economic life. The scrubbers are fitted to meet requirements of the IMO Sulphur Cap that was implemented from January 1, 2020 and they are expected to have a life of three years from that date.

•
Drydock period: The drydock period impacts the depreciation rate applied to capitalized survey cost.  The vessels are required by their respective classification societies to go through a drydock at regular intervals.  In general, vessels below the age of 15 years are docked every five years and vessels older than 15 years are docked every 2-1/2 years.

•
Value in use: As described in note 6, in assessing “value in use,” the estimated future cash flows are discounted to their present value. In developing estimates of future cash flows, we must make significant assumptions about future charter rates, future use of vessels, ship operating expenses, drydocking expenditures, utilization rates, fixed commercial and technical management fees, residual value of vessels, the estimated remaining useful lives of the vessels, and the discount rate.

Use of judgment

In the process of applying the Company’s accounting policies, management has made the following judgments which have the most significant effect on the amounts recognized in the financial statements:

Impairment

Each of the Company’s vessels has been treated as a separate CGU as the vessels have cash inflows that are largely independent of the cash inflows from other assets and therefore can be subject to a value-in-use analysis.

Judgment has been applied in connection with the assessment of indicators of impairment or reversal of prior impairment.

Application of new and revised International Financial Reporting Standards (“IFRSs”)

(a)	New and revised IFRSs, and interpretations mandatory for the first time for the financial year beginning January 1, 2019.

Impact of initial application of IFRS 16 Leases

In the current year, the Company has applied IFRS 16 (as issued by the IASB in January 2016) that is effective for annual periods that begin on or after January 1, 2019.

IFRS 16 introduces new or amended requirements with respect to lease accounting. It introduces significant changes to lessee accounting by removing the distinction between operating and finance lease and requiring the recognition of a right-of-use asset and a lease liability at commencement for all leases, except for short-term leases and leases of low-value assets. In contrast to lessee accounting, the requirements for lessor accounting have remained largely unchanged. The impact of the adoption of IFRS 16 on the Company’s consolidated financial statements is described below.

The date of initial application of IFRS 16 for the Company is January 1, 2019.

The Company has applied IFRS 16 using the modified retrospective approach. Comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods. The Company recognized an initial $1.5 million lease liability and a corresponding right-of-use lease asset to comply with the new standard, and there was no transition effect on the opening balance of equity. As of July 1, 2019, the Company recognized an increase of $1.6 million in the lease liability and a corresponding right-of-use lease asset related to a new contract that falls within the definition of a lease in accordance with IFRS 16. As of December 5, 2019, the Company recognized an increase of $0.1 million in the lease liability and a corresponding right-of-use lease asset due to a modification of an existing lease.

The table below shows the initial recognition lease liability and right of use asset as of January 1, 2019:

Initial recognition lease liability and right of use asset

(Dollars in thousands)
Reconciliation of lease liability recognized to gross payments	As of January 1, 2019
Operating lease commitment at December 31, 2018 as disclosed	529
- Extension options reasonably certain to be exercised	1,162
- Practical expedient related to short-term leases	(3)
- Practical expedient related to low-value leases	-
- Discounting using the incremental borrowing rate as of January 1, 2019	(204)
Lease liability recognized at initial application of IFRS 16 as of January 1, 2019	1,484
The weighted average incremental borrowing rate applied:	4.03%

After the additions and modifications during 2019, the weighted average borrowing rate for the lease liability recognized of December 31, 2019 was 3.18%.

The table below shows the amounts recognized in the consolidated statement of financial position as of December 31, 2019 after the adoption of IFRS 16, including additions in 2019:

Amounts recognized in the consolidated statement of financial position

(Dollars in thousands)	2019

Lease liability (Other non-current liabilities)	2,241
Lease liability (Other current liabilities)	605
Right-of-use asset (Other property, plant and equipment)	2,808

The table below shows the amounts recognized in the consolidated income statement and the consolidated statement of comprehensive income as of December 31, 2019 after the adoption of IFRS 16:

Consolidated income statement and consolidated statement of comprehensive income

(Dollars in thousands)	Year ended December 31, 2019

Lease payment	442
Depreciation IFRS 16 (Depreciation and amortization expense)	(405)
IFRS 16 interest expense (other financial expense)	(72)

The table below shows the amounts recognized in the consolidated statement of cash flow and reconciliation of changes in liabilities incurred from financing activities:

Consolidated statement of cash flow and reconciliation of changes in liabilities incurred from financing activities

(Dollars in thousands)	Year ended December 31, 2019

Principal paid on the lease liability (Repayment principal element of lease liability)	(370)

In the current year, the Company has applied a number of amendments to IFRS Standards and Interpretations issued by the IASB that are effective for an annual period that begins on or after January 1, 2019. Their adoption has not had any material impact on the disclosures or on the amounts reported in these financial statements.

Amendments to IFRS 9 Prepayment Features with Negative Compensation

The Company has adopted the amendments to IFRS 9 for the first time in the current year. The amendments to IFRS 9 clarify that for the purpose of assessing whether a prepayment feature meets the ‘solely payments of principal and interest’ (“SPPI”) condition, the party exercising the option may pay or receive reasonable compensation for the prepayment irrespective of the reason for prepayment. In other words, financial assets with prepayment features with negative compensation do not automatically fail SPPI.

Amendments to IAS 28 Long-term Interests in Associates and Joint Ventures

The Company has adopted the amendments to IAS 28 for the first time in the current year. The amendment clarifies that IFRS 9, including its impairment requirements, applies to other financial instruments in an associate or joint venture to which the equity method is not applied. These include long-term interests that, in substance, form part of the entity’s net investment in an associate or joint venture.

Annual Improvements to IFRS Standards 2015–2017 Cycle

The Company has adopted the amendments included in the Annual Improvements to IFRS Standards 2015–2017 Cycle for the first time in the current year. The Annual Improvements include amendments to four Standards:

o	IAS 12 Income Taxes

o	IAS 23 Borrowing Costs

o	IFRS 3 Business Combinations

o	IFRS 11 Joint Arrangements

Amendments to IAS 19 Employee Benefits Plan Amendment, Curtailment or Settlement

The Company has adopted the amendments of IAS 19 for the first time in the current year. The amendments clarify that the past service cost (or of the gain or loss on settlement) is calculated by measuring the defined benefit liability (asset) using updated assumptions and comparing benefits offered and plan assets before and after the plan amendment (or curtailment or settlement) but ignoring the effect of the asset ceiling (that may arise when the defined benefit plan is in a surplus position). IAS 19 is now clear that the change in the effect of the asset ceiling that may result from the plan amendment (or curtailment or settlement) is determined in a second step and is recognized in the normal manner in other comprehensive income.

The paragraphs that relate to measuring the current service cost and the net interest on the net defined benefit liability (asset) have also been amended. The Company will now be required to use the updated assumptions from this remeasurement to determine current service cost and net interest for the remainder of the reporting period after the change to the plan. In the case of the net interest, the amendments make it clear that for the period post plan amendment, the net interest is calculated by multiplying the net defined benefit liability (asset) as remeasured under IAS 19:99 with the discount rate used in the remeasurement (also taking into account the effect of contributions and benefit payments on the net defined benefit liability (asset)).

IFRIC 23 Uncertainty over Income Tax Treatments

The Company has adopted IFRIC 23 for the first time in the current year. IFRIC 23 sets out how to determine the accounting tax position when there is uncertainty over income tax treatments.

 (b) New and revised IFRSs that are not mandatorily effective (but allow early application) for the year ending December 31, 2019.

The Company has not applied the following new and revised IFRSs that have been issued but are not yet effective:

o	IFRS 17 Insurance Contracts
o	Amendments to IFRS 9, IAS 39 and IFRS 7
o	Amendments to IFRS 10 and IAS 28 Sale or Contribution of Assets between an Investor and its Associates or Joint Ventures
o	Amendments to IFRS 3 Definition of a business
o	Amendments to IAS 1 and IAS 8 Definition of material
o	Conceptual Framework Amendments to References to the Conceptual Framework in IFRS Standards

The Company does not expect the adoption of the Standards listed above will have a material impact on its consolidated financial statements in future periods, except as noted below:

IFRS 17 Insurance Contracts

IFRS 17 establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts and supersedes IFRS 4 Insurance Contracts.

IFRS 17 outlines a general model, which is modified for insurance contracts with direct participation features, described as the variable fee approach. The general model is simplified if certain criteria are met by measuring the liability for remaining coverage using the premium allocation approach.

The general model uses current assumptions to estimate the amount, timing and uncertainty of future cash flows and it explicitly measures the cost of that uncertainty. It takes into account market interest rates and the impact of policyholders’ options and guarantees.

The Standard is effective for annual reporting periods beginning on or after January 1, 2021, with early application permitted. It is applied retrospectively unless impracticable, in which case the modified retrospective approach or the fair value approach is applied. An exposure draft Amendments to IFRS 17 addresses concerns and implementation challenges that were identified after IFRS 17 was published. One of the main changes proposed is the deferral of the date of initial application of IFRS 17 by one year to annual periods beginning on or after January 1, 2022.

For the purpose of the transition requirements, the date of initial application is the start of the annual reporting period in which the entity first applies the Standard, and the transition date is the beginning of the period immediately preceding the date of initial application.

Amendments to IFRS 9, IAS 39 and IFRS 7

In July 2017, the Financial Conduct Authority (“FSA”), which regulates LIBOR, announced that the FCA would no longer compel banks to submit rates for the calculation of LIBOR after 2021. As a result, the Federal Reserve Board and the Federal Reserve Bank of New York organized the Alternative Reference Rate Committee (“ARRC”), which identified the Secured Overnight Financing Rate (“SOFR”) as its preferred alternative rate for USD LIBOR in derivatives and other financial contracts. The Company is not able to predict when USD LIBOR will cease to be available or when there will be sufficient liquidity in alternative markets.

The IASB has issued amendment to IFRS 9, IAS 39 and IFRS 7 that provide certain reliefs in connection with interest rate benchmarking reform. The reliefs relate to hedge accounting and have the effect that the Interbank offered rate (“IBOR”) reform should not generally cause hedge accounting to terminate. However, any hedge ineffectiveness should continue to be recorded in the income statement. The Company has not implemented hedge accounting.

The amendments should be applied for annual periods beginning on or after January 1, 2020, with early application permitted.

IFRS 10 and IAS 28 (amendments) Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

The amendments to IFRS 10 and IAS 28 deal with situations where there is a sale or contribution of assets between an investor and its associate or joint venture. Specifically, the amendments state that gains or losses resulting from the loss of control of a subsidiary that does not contain a business in a transaction with an associate or a joint venture that is accounted for using the equity method, are recognized in the parent’s profit or loss only to the extent of the unrelated investors’ interests in that associate or joint venture. Similarly, gains and losses resulting from the remeasurement of investments retained in any former subsidiary (that has become an associate or a joint venture that is accounted for using the equity method) to fair value are recognized in the former parent’s profit or loss only to the extent of the unrelated investors’ interests in the new associate or joint venture.

The effective date of the amendments has yet to be set by the IASB; however, earlier application of the amendments is permitted. The directors of the Company anticipate that the application of these amendments may have an impact on the group’s consolidated financial statements in future periods should such transactions arise.

Amendments to IFRS 3 Definition of a “business”

The amendments clarify that while businesses usually have outputs, outputs are not required for an integrated set of activities and assets to qualify as a business. To be considered a business, an acquired set of activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs.

Additional guidance is provided that helps to determine whether a substantive process has been acquired.

The amendments introduce an optional concentration test that permits a simplified assessment of whether an acquired set of activities and assets is not a business. Under the optional concentration test, the acquired set of activities and assets is not a business if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar assets.

The amendments are applied prospectively to all business combinations and asset acquisitions for which the acquisition date is on or after the first annual reporting period beginning on or after January 1, 2020, with early application permitted.

Amendments to IAS 1 and IAS 8 Definition of “material”
The amendments are intended to make the definition of “material” in IAS 1 easier to understand and are not intended to alter the underlying concept of materiality in IFRS Standards. The concept of “obscuring” material information with immaterial information has been included as part of the new definition.

The threshold for materiality influencing users has been changed from “could influence” to “could reasonably be expected to influence”.

The definition of “material” in IAS 8 has been replaced by a reference to the definition of “material” in IAS 1. In addition, the IASB amended other Standards and the Conceptual Framework that contain a definition of “material” or refer to the term “material” to ensure consistency.

The amendments are applied prospectively for annual periods beginning on or after January 1, 2020, with earlier application permitted.

Amendments to References to the Conceptual Framework in IFRS Standards
Together with the revised Conceptual Framework, which became effective upon publication on March 29, 2018, the IASB has also issued Amendments to References to the Conceptual Framework in IFRS Standards. The document contains amendments to IFRS 2, IFRS 3, IFRS 6, IFRS 14, IAS 1, IAS 8, IAS 34, IAS 37, IAS 38, IFRIC 12, IFRIC 19, IFRIC 20, IFRIC 22, and SIC-32.

Not all amendments, however, update those pronouncements with regard to references to and quotes from the framework so that they refer to the revised Conceptual Framework. Some pronouncements are only updated to indicate which version of the Framework they are referencing (the IASC Framework adopted by the IASB in 2001, the IASB Framework of 2010, or the new revised Framework of 2018) or to indicate that definitions in the Standard have not been updated with the new definitions developed in the revised Conceptual Framework.

The amendments, where there actually are updates, are effective for annual periods beginning on or after January 1, 2020, with early application permitted.